Vessels and Equipment Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure detailed information of non-current assets or disposal groups classified as held for sale	Vessels and Equipment Classified as Held for Sale

		December 31, 2020	December 31, 2019	January 1, 2019
Vessel	Segment	$	$	$
Pattani Spirit (1)	FSO Segment	—	—	4,528
Nordic Spirit (1)	Shuttle Tanker Segment	—	—	8,000
Petrojarl Cidade de Rio das Ostras (1)	FPSO Segment	—	2,374	—
Navion Hispania (1)	Shuttle Tanker Segment	—	7,000	—
Stena Sirita (1)	Shuttle Tanker Segment	—	6,000	—
Dampier Spirit(2)	FSO Segment	—	—	—
Navion Anglia	Shuttle Tanker Segment	4,400	—	—
Navion Oslo	Shuttle Tanker Segment	3,100	—	—
		7,500	15,374	12,528
(1)Classification as a result of the expected sales of the vessels, which were completed during the second quarter of 2019 or first quarter of 2020 (see Note 8 for additional information).
(2)As at December 31, 2020, the Dampier Spirit FSO unit was classified as held for sale and had a carrying value of $nil.